(18) Stock Options and Warrants: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Expected stock price volatility	108.00%	95.00%
Risk free interest rate	0.15%	0.36%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years	2 years